Recapitalization Transaction - Narrative (Details) - USD ($)						3 Months Ended		12 Months Ended
		Mar. 30, 2022	Mar. 14, 2022	May 29, 2020	May 28, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Jan. 19, 2021	Oct. 06, 2020	Jul. 01, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash				$ 68,900,000		$ 172,778,000	$ 36,497,000	$ 12,342,000	$ 56,363,000
Common stock, shares issued (in shares)						196,803,459		60,433,395	59,901,306
Common stock, shares outstanding (in shares)				50,160,042		196,803,459		60,433,395	59,901,306
Outstanding warrants (in shares)						81,210,882		33,984,918
Stated amount of borrowing				$ 70,000,000.0
Debt, original issue discount (percent)				2.00%
Percentage of stock issued to creditors				1.00%
Proceeds from Sprott Royalty Agreement - Notes 3 and 11				$ 30,000,000.0		$ 30,000,000.0			$ 30,000,000
Smelter royalty obligation, percentage				1.50%
Restricted cash						34,293,000	39,700,000	$ 34,293,000	$ 39,677,000
Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)	[1]								101
Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted								0	$ 48,459,000
Debt conversion, number of shares issued				4,845,920
Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted						$ 3,300,000	$ 0	$ 0	$ 160,254,000
Debt conversion, number of shares issued				16,025,316
2.0 Lien Notes to common stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)					2,900,000
Debt conversion, number of shares issued					132,800,000
Transaction consideration (in shares)					15,100,000
Stock surrendered (in shares)					3,500,000			3,511,820
Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt conversion, amount				$ 80,000,000.0
First Lien Agreement | Notes payable
Business Acquisition [Line Items]
Amount of debt repurchased				125,500,000
Promissory Note | Notes payable
Business Acquisition [Line Items]
Amount of debt repurchased				6,900,000
1.25 Lien Notes | Notes payable | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted				48,500,000
Debt conversion, amount				80,000,000.0
1.25 Lien Notes | Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt converted				80,000,000.0
1.5 Lien Notes | Notes payable | Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted				$ 145,700,000
Repurchase price (percent)				110.00%
2.0 Lien Notes | Notes payable | 2.0 Lien Notes to common stock
Business Acquisition [Line Items]
Debt converted				$ 221,300,000	$ 221,300,000
The 1.25 Lien Notes | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt converted				80,000,000.0
Sprott credit agreement, noncurrent portion
Business Acquisition [Line Items]
Stated amount of borrowing				$ 70,000,000.0
Debt, original issue discount (percent)				2.00%
Sprott credit agreement, noncurrent portion | Credit facility
Business Acquisition [Line Items]
Payment of deferred additional interest		$ 500,000
SPAC Trust
Business Acquisition [Line Items]
Number of shares issued (in shares)				1,200,000
Proceeds from private placement and forward purchase contract				$ 10,400,000
Cantor Fitzgerald & Co.
Business Acquisition [Line Items]
Cash payment to underwriter				2,500,000
Payment for stock that had not been redeemed				$ 2,000,000.0
Cantor Fitzgerald & Co. | Common Stock
Business Acquisition [Line Items]
Number of shares issued (in shares)				40,000.00
Holders of Seller's phantom unit
Business Acquisition [Line Items]
Payment of deferred additional interest				$ 1,800,000
Payment of transaction costs				7,400,000
Seller
Business Acquisition [Line Items]
Restricted cash				$ 2,300,000
Warrants, exercise price 11.50
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)				$ 11.50
Number of securities called by warrants (in shares)				34,289,999
Warrants, exercise price 44.82
Business Acquisition [Line Items]
Outstanding warrants (in shares)				12,721,623
Warrants, exercise price (in dollars per share)				$ 44.82
Number of securities called by warrants (in shares)				3,210,213
5-Year Public Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)				7,740,000		24,811,068		24,811,068	24,401,483					20,800,000
Warrants, exercise price (in dollars per share)				$ 11.50		$ 11.50		$ 11.50				$ 11.50
Number of securities called by warrants (in shares)												3,249,999
Number of securities called by each warrant (in shares)												1
5-Year Public Warrants | SPAC Trust
Business Acquisition [Line Items]
Outstanding warrants (in shares)				27,900,000
Warrants, exercise price (in dollars per share)				$ 11.50
Seller Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)				12,700,000		12,721,901		12,721,901	12,721,901				12,700,000	12,721,901
Warrants, exercise price (in dollars per share)						$ 40.31		$ 40.31	$ 41.26		$ 40.31		$ 44.82
Number of securities called by warrants (in shares)								3,569,129	3,487,168		3,569,051		3,210,213
Number of securities called by each warrant (in shares)								0.28055	0.27411		0.28055		0.2523
Private placement
Business Acquisition [Line Items]
Number of shares issued (in shares)			46,816,480	7,600,000
Offering price (in dollars per share)			$ 1.193	$ 10.00
Proceeds from private placement and forward purchase contract			$ 55,900,000	$ 76.0					$ 75,963,000
Private placement | Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)	[1]								7,596,309
Private placement | 5-Year Public Warrants
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)				$ 11.50
Number of securities called by warrants (in shares)				3,250,000
Number of warrants issued (in shares)				3,250,000
Forward Purchase Contract
Business Acquisition [Line Items]
Number of securities called by warrants (in shares)				2,500,000
Number of shares issued (in shares)				3,125,000
Proceeds from private placement and forward purchase contract				$ 25,000,000.0
Number of shares converted				5,200,000
Forward Purchase Contract | Class B common stock
Business Acquisition [Line Items]
Shares surrendered as transaction consideration (in shares)				3,500,000
Forward Purchase Contract | 5-Year Public Warrants
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)				$ 11.50
Number of warrants issued (in shares)				2,500,000
Sprott credit agreement, noncurrent portion | Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)				496,634					496,634	[1]
MUDS
Business Acquisition [Line Items]
Cash acquired				$ 10,400,000
Liabilities assumed				$ 6,900,000

[1]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies, and the restated reclassification of the Company’s 5-Year Private Warrants as described in Note 12 - Warrant Liabilities.